Schedule of general and administrative expenses (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Depreciation			$ 502	$ 502
Total	$ 308,335	$ 152,453	$ 724,678	$ 637,679
Dror Ortho Design Ltd [Member]
Salaries and related					$ 692,795	$ 166,309
Rent and utilities					22,872	26,621
Legal					76,380	39,361
Depreciation					670	528
Consulting					78,525	144,550
Professional fees					52,536	13,313
Office expense					2,472	4,050
IT expense					1,067	5,257
Share-based compensation					19,908	1,414
Entertainment					481	381
Other					14,308	117
Total					$ 962,014	$ 401,901